Balance Sheet - Prairie Operating Co LLC [Member]	Mar. 31, 2023 USD ($)
Current Assets
Cash	$ 79,762
Total Current Assets	79,762
Other Assets
Deferred transaction costs	1,973,058
Total Assets	2,052,820
Current Liabilities
Total Current Liabilities	2,498,732
Total Long-Term Liabilities
Total Liabilities	2,498,732
Commitments and contingencies (Note 3)
Members’ Deficit	(445,912)
Total Members’ Deficit	(445,912)
Total Liabilities and Members’ Deficit	2,052,820
Nonrelated Party [Member]
Current Liabilities
Accrued expenses – related party	2,496,648
Related Party [Member]
Current Liabilities
Accrued expenses – related party	$ 2,084